Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued payroll and related taxes	$ 172,648	$ 111,076
Provision for vacation	36,819	12,807
Accrued expenses	590,158	87,552
Other Current Liabilities	$ 799,625	$ 211,435